Combined and Consolidated Statements of Partners' Capital - USD ($) $ in Thousands	Total	MGP Operating Partnership	MGP Operating Partnership Predecessor Net Parent Investment	MGP Operating Partnership General Partner	MGP Operating Partnership Limited Partners	Dividends and distributions paid MGP Operating Partnership	Dividends and distributions paid MGP Operating Partnership Limited Partners	Dividends declared MGP Operating Partnership	Dividends declared MGP Operating Partnership Limited Partners
Beginning balance at Dec. 31, 2013		$ 6,296,856	$ 6,296,856	$ 0	$ 0
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	$ (246,242)	(246,242)	(246,242)
Net transfers from Parent	76,733	76,733	76,733
Other comprehensive income - cash flow hedges	0	0
Ending balance at Dec. 31, 2014		6,127,347	6,127,347	0	0
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	(261,954)	(261,954)	(261,954)
Net transfers from Parent	193,566	193,566	193,566
Other comprehensive income - cash flow hedges	0	0
Ending balance at Dec. 31, 2015		6,058,959	6,058,959	0	0
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	(84,383)	(84,383)	(84,383)
Assumption of bridge facilities from MGM	(4,000,000)	(4,000,000)	(4,000,000)
Other contributions from MGM	1,893,502	1,893,502	1,893,502
Ending balance at Apr. 24, 2016		0	(3,868,078)	0	3,868,078
Beginning balance at Dec. 31, 2015		6,058,959	6,058,959	0	0
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	35,346	35,346
Assumption of bridge facilities from MGM		(4,000,000)
Other comprehensive income - cash flow hedges	1,879	1,879
Ending balance at Dec. 31, 2016	5,608,261	5,608,261	0	0	5,608,261
Beginning balance at Apr. 24, 2016		0	(3,868,078)	0	3,868,078
Increase (Decrease) in Partners' Capital [Roll Forward]
Purchase of Operating Partnership units by MGM		1,132,468			1,132,468
Borgata Transaction		728,379			728,379
Net income (loss)	119,729	119,729			119,729
Share-based compensation		510			510
Deemed contribution - tax sharing agreement	2,156	2,156			2,156
Dividends						$ (150,829)	$ (150,829)	$ (94,109)	$ (94,109)
Other comprehensive income - cash flow hedges	1,879	1,879			1,879
Ending balance at Dec. 31, 2016	5,608,261	5,608,261	$ 0	0	5,608,261
Increase (Decrease) in Partners' Capital [Roll Forward]
Purchase of Operating Partnership units by MGM		387,548			387,548
Net income (loss)	134,267	134,267			134,267
Share-based compensation		943			943
Assumption of bridge facilities from MGM		(4,000,000)
Deemed contribution - tax sharing agreement	3,903	3,903			3,903
Dividends		(291,326)			(291,326)
Other comprehensive income - cash flow hedges	(2,992)	(2,992)			(2,992)
Ending balance at Sep. 30, 2017	$ 5,840,347	$ 5,840,347		$ 0	$ 5,840,347